Basis of Presentation and Summary of Significant Accounting Policies - Summary of Earnings Per Share Basic and Diluted (Detail) - USD ($)	1 Months Ended	3 Months Ended		6 Months Ended		7 Months Ended	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Numerator [Abstract]
Net loss		$ (888,845,000)	$ (863,829,000)	$ (2,921,200,000)	$ (1,047,698,000)		$ (3,129,358,000)	$ (3,264,738,000)	$ (1,610,792,000)
Denominator [Abstract]
Weighted average shares outstanding of common stock, basic and diluted		175,941,649	170,754,546	173,751,116	170,691,538		170,275,761	168,436,109	163,148,918
BOWX ACQUISITION CORP [Member]
Numerator [Abstract]
Net gain from investments held in Trust Account	$ 0	$ 12,297		$ 59,364		$ 227,051
Less: Company's portion available to be withdrawn to pay taxes		(12,297)		(59,364)
Net loss	$ (23,465)	$ (11,183,715)		$ (16,800,861)		$ (4,810,316)
Common Class A [Member] | BOWX ACQUISITION CORP [Member]
Denominator [Abstract]
Weighted average shares outstanding of common stock, basic and diluted	0	48,300,000		48,300,000		48,042,857
Basic and diluted net income (loss) per share	$ 0	$ 0		$ 0		$ 0.00
Common Class B [Member] | BOWX ACQUISITION CORP [Member]
Numerator [Abstract]
Net income loss attributable to common stock	$ (23,465)	$ (11,183,715)		$ (16,800,861)
Denominator [Abstract]
Weighted average shares outstanding of common stock, basic and diluted	10,500,000	12,075,000		12,075,000		11,509,432
Basic and diluted net income (loss) per share	$ 0.00	$ (0.93)		$ (1.39)		$ (0.43)